EQUITY INCENTIVE PLANS - Disclosure of number and weighted average exercise prices of share options (Details)					1 Months Ended	12 Months Ended
	Oct. 01, 2021 shares	Nov. 09, 2020 shares	Jul. 27, 2020 shares	Jun. 11, 2020 shares	Jul. 19, 2021 shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Equity Incentive Plans [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share						7,075,000	6,150,001
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period						$ 1.19	$ 0.96
Number of share options granted in share-based payment arrangement	100,000	200,000	1,950,000	200,000	210,000	310,000	2,350,000
Weighted average exercise price of share options granted in share-based payment arrangement						$ 2.10	$ 1.59
Number of share options exercised in share-based payment arrangement | Share						(1,350,000)	(1,133,334)
Weighted average exercise price of share options exercised in share-based payment arrangement						$ 1.00	$ 0.75
Number of share options cancelled in share based payment arrangement | Share							(125,000)
Weighted average exercise price of share options cancelled in share based payment arrangement							$ 1.66
Number of share options forfeited in share-based payment arrangement | Share							(66,667)
Weighted average exercise price of share options forfeited in share-based payment arrangement							$ 0.90
Number of share options expired in share-based payment arrangement | Share							(100,000)
Weighted average exercise price of share options expired in share-based payment arrangement							$ 0.67
Number of share options outstanding in share-based payment arrangement at end of period | Share						6,035,000	7,075,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period						$ 1.28	$ 1.19